Xtrackers S and P 500 Growth Scored and Screened ETF Investment Strategy - Xtrackers S and P 500 Growth Scored and Screened ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Growth Scored & Screened Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. The S&P 500 Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLC (the “Index Provider”).Overview of Index Construction Methodologies. The Underlying Index is derived from the S&P 500 Growth Index, which, in turn, is derived from the S&P 500 Index. The Index Provider constructs the S&P 500 Growth Index by applying a proprietary growth/value analysis methodology to the constituent companies of the S&P 500 Index. It then constructs the Underlying Index by applying a proprietary ESG methodology to the constituent companies of the S&P 500 Growth Index. The construction methodologies of the S&P 500 Growth Index and the Underlying Index are summarized below.S&P 500 Growth Index – Summary of Construction Methodology. When constructing the S&P 500 Growth Index from the S&P 500 Index, the Index Provider assesses both the growth and value characteristics of each constituent company in the S&P 500 Index. The Index Provider’s assessment of a company’s growth characteristics is generally based on the company’s (i) three-year net change in earnings per share (excluding extra items) over current price, (ii) three-year sales per share growth rate, and (iii) momentum (12-month % price change). The Index Provider’s assessment of a company’s value characteristics is generally based on the company’s (i) book to value price ratio, (ii) earnings to price ratio, and (iii) sales to price ratio. The Index Provider assigns each company a growth score and a value score and then ranks the companies based on those scores. The companies are then sorted in ascending order of the ratio of the growth rank to the value rank. The companies at the top of the list have higher growth ranks (or high growth scores) and lower value ranks (or low value scores) and, therefore, exhibit pure growth characteristics. The companies at the top of the list comprising 33% of the total index market capitalization of the S&P 500 Index are designated as the “growth basket” and assigned to the S&P 500 Growth Index. Certain companies outside of the top 33% or “growth basket” that exhibit a blend of growth and value characteristics may also be included in the S&P 500 Growth Index.Underlying Index – Summary of Construction Methodology. When constructing the Underlying Index from the S&P 500 Growth Index, the Index Provider first applies various ESG screens to the S&P 500 Growth Index to exclude companies that fail to meet certain minimum ESG requirements. After excluding such companies, the Index Provider utilizes a proprietary methodology to populate the Underlying Index with companies selected from the remaining companies in the S&P 500 Growth Index. The ESG screening and company selection methodologies employed by the Index Provider to create the Underlying Index are summarized below.
Underlying Index – ESG Screening Methodology. All constituent companies of the S&P 500 Growth Index are eligible for inclusion in the Underlying Index except for companies that: ■ Do not have an S&P Global ESG score at all or have an S&P Global ESG score that falls within the bottom 25% of the S&P Global’s ESG scores from each Global Industry Classification Standard (GICS®) Industry Group.■ Are determined by S&P Global Sustainable1 (“S&P GS1”), a centralized group representing S&P Global's integrated sustainability offerings, to engage in any of the following business activities:i. Manufacture tobacco products or hold a 25% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from (i) supplying essential tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.ii. Engage in the business of controversial weapons (cluster munitions, anti-personnel mines, biological and chemical weapons, blinding laser weapons, depleted uranium, incendiary weapons, nuclear weapons) or hold a 25% or higher stake in a company involved in this activity. This exclusion applies to companies that (i) are involved in the manufacturing of the components of a weapon, where the components are intended solely for use in the production and are essential for the functioning of the weapon; or (ii) supply products and/or services such as stockpiling, transferring and sales of such weapons.iii. Derive 5% or more of their revenue from (i) the ownership and/or operation of coal mines that engage in thermal coal mining; or (ii) the generation of electricity using coal power plants.iv. Derive 5% or more of their revenue from the extraction and/or production of fossil fuels from oil sands/tar sands.v. Manufacture (i) small arms weapons for civilian use, (ii) small arms weapons for non-civilian use, or (iii) key components for assault weapons, or hold a 25% or higher stake in a company involved in these activities; or derive 5% or more of their revenue from the retail and/or distribution of small arms weapons for civilian customers.vi. Derive 10% or more of their revenues from (i) the manufacturing, assembling, sale and transportation of integral military weapons; or (ii) the manufacturing and sales of weapon-related products. ((i.) through (vi.) above are referred to as “Business Involvement Exclusions”).■ Are determined by Sustainalytics, a global leader in sustainability research and analysis, to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties (a “Non-Compliant UNGC Company”). Sustainalytics systematically analyzes news reports and other publicly available information on a daily basis to assess a company's compliance with the ten normative principles of the UNGC, which relate to human rights, labor rights, the environment and anti-corruption.Companies without S&P GS1 and/or Sustainalytics coverage are ineligible for Underlying Index inclusion until they receive such coverage.Underlying Index – Company Selection Methodology. After excluding the companies that do not meet the foregoing screens, the Index Provider populates the Underlying Index by selecting from the remaining companies in the S&P 500 Growth Index (the “Eligible Universe”). When making its selections, the Index Provider targets 75% of the float-adjusted market capitalization (i.e., the amount of stock that is available for trading by the general public) of each GICS Industry Group within the S&P 500 Growth Index, using the ESG scores assigned to the companies in the Eligible Universe by the Index Provider as the determining factor. The Index Provider caps individual companies at 10% of the total index weight.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.The fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace its 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.As of October 31, 2025, the Underlying Index consisted of 127 securities, with an average market capitalization of approximately $264.59 billion and a minimum market capitalization of approximately $8.38 billion. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the information technology and communication services sectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.Under normal circumstances, the Underlying Index rebalances annually after the close of business on the last business day of April based on the last trading date in March. In addition, companies will be removed from the Underlying Index (i) on the last business day of July, October and January, if found to meet a Business Involvement Exclusion as of the last business day of the previous month, or (ii) on the third Friday of March, June, September and December if found to be a Non-Compliant UNGC Company as of the last business day of the previous month. In addition, between Underlying Index rebalances, Underlying Index constituents may be removed from the Underlying Index for their involvement in economic crime and corruption, fraud, illegal commercial practices, human rights abuses, labor disputes, workplace safety catastrophic accidents, environmental disasters, and certain other activities associated with ESG risks. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, as amended, it may operate as or become classified as “diversified” over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.Xtrackers ETFs are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, Standard & Poor’s Financial Services LLC, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Growth Scored & Screened Index.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.